(Loss) Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Loss) Earnings Per Share [Abstract]
Net (Loss) Income	$ (94,126,307)	$ (54,783,273)	$ 17,278,404
Dividend - Convertible Redeemable Class A preferred stock	(686,400)	(686,400)	(333,327)
Net loss attributable to noncontrolling interests	(76)
Net (loss) income allocated to ordinary shareholders	$ (94,812,783)	$ (55,469,673)	$ 16,945,077
Weighted-average common shares outstanding - basic	24,380,051	17,343,763	18,353,249
Weighted-average common shares outstanding - diluted	24,380,051	17,343,763	21,871,632
(Loss) Earnings per share to ordinary shareholders - Basic	$ (3.89)	$ (3.20)	$ 0.92
(Loss) Earnings per share to ordinary shareholders - Diluted	$ (3.89)	$ (3.20)	$ 0.77